Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Interest-bearing loans and borrowings	Interest-bearing loans and borrowings

(in thousands of USD)	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	631,044	—	—	—	631,044
Between 1 and 5 years	205,274	198,279	21,172	100,056	524,781
More than 1 year	836,318	198,279	21,172	100,056	1,155,825
Less than 1 year	20,542	—	45,749	51,297	117,588
At January 1, 2021	856,860	198,279	66,921	151,353	1,273,413

New loans	937,825	200,000	24,729	371,755	1,534,309
Scheduled repayments	(27,232)	—	(52,550)	(316,069)	(395,851)
Early repayments	(567,000)	(131,800)	—	—	(698,800)
Other changes	4,695	(2,559)	—	—	2,136
Translation differences	—	—	(49)	(2,978)	(3,027)
Balance at December 31, 2021	1,205,148	263,920	39,051	204,061	1,712,180

More than 5 years	102,419	—	74	—	102,493
Between 1 and 5 years	1,073,416	196,895	16,685	86,198	1,373,194
More than 1 year	1,175,835	196,895	16,759	86,198	1,475,687
Less than 1 year	29,313	67,025	22,292	117,863	236,493
Balance at December 31, 2021	1,205,148	263,920	39,051	204,061	1,712,180

	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	102,419	—	74	—	102,493
Between 1 and 5 years	1,073,416	196,895	16,685	86,198	1,373,194
More than 1 year	1,175,835	196,895	16,759	86,198	1,475,687
Less than 1 year	29,313	67,025	22,292	117,863	236,493
At January 1, 2022	1,205,148	263,920	39,051	204,061	1,712,180

New loans	1,038,450	—	14,060	231,845	1,284,355
Scheduled repayments	(44,470)	(67,200)	(24,290)	(293,171)	(429,131)
Early repayments	(865,000)	—		—	(865,000)

Other changes	(945)	836	—	—	(109)
Translation differences	—	—	(142)	(5,873)	(6,015)
Balance at December 31, 2022	1,333,183	197,556	28,679	136,862	1,696,280

More than 5 years	221,304	—	41	—	221,345
Between 1 and 5 years	1,042,938	197,556	5,783	71,011	1,317,288
More than 1 year	1,264,242	197,556	5,824	71,011	1,538,633
Less than 1 year	68,941	—	22,855	65,851	157,647
Balance at December 31, 2022	1,333,183	197,556	28,679	136,862	1,696,280
The amounts shown under "New Loans" and "Early Repayments" related to bank loans include drawdowns and repayments under revolving credit facilities during the year.
The amounts shown under "New Loans" related to lease liabilities is mainly attributable to the extension of the time charter agreement for the two Suezmaxes Marlin Sardinia and Marlin Somerset with an additional 12 months. In accordance with IFRS, the Group recognized a lease liability of $13.4 million. For more details, see Note 8.
Bank Loans
On August 19, 2015, the Group entered into a $750.0 million senior secured amortizing revolving credit facility with a syndicate of banks. The facility is available for the purpose of (i) refinancing 21 vessels; (ii) financing four newbuilding VLCCs vessels as well as (iii) Euronav's general corporate and working capital purposes. As of December 31, 2021, the outstanding balance under this facility was $0.0 million. The credit has been repaid on June 30, 2022 and carried a rate of LIBOR plus a margin of 195 bps.
On December 16, 2016, the Group entered into a $409.5 million senior secured amortizing revolving credit facility for the purpose of refinancing 11 vessels as well as Euronav's general corporate purposes. The credit facility was used to refinance the $500 million senior secured credit facility dated March 25, 2014 and will mature on January 31, 2023 carrying a rate of LIBOR plus a margin of 2.25%. Following the sale and lease back of the VLCC Nautica, Nectar and Noble in December 2019, this facility was reduced by $56.9 million. Following the sale of the VLCC Newton in February 2021, the total revolving credit facility was reduced by $16.3 million. Following the sale of VLCC Sara, Sandra, Sonia in the second quarter of 2022 and Simone in the fourth quarter of 2022, the commitment was reduced by $68.6 million. As of December 31, 2021, the outstanding balance on this facility was $65.0 million. The credit has been repaid and cancelled on September 30, 2022 and the vessels remaining in the facility VLCC Iris, Ingrid and Ilma were refinanced with the new $377.0 million facility.
On January 30, 2017, the Group signed a loan agreement for a nominal amount of $110.0 million with the purpose of financing the Ardeche and the Aquitaine. On April 25, 2017, following a successful syndication, the loan was replaced with a new Korean Export Credit facility for a nominal amount of $108.5 million with Korea Trade Insurance Corporation (K-sure) as insurer. The new facility is comprised of (i) a $27.1 million commercial tranche, which bears interest at LIBOR plus a margin of 1.95% per annum and (ii) a $81.4 million tranche insured by K-sure which bears interest at LIBOR plus a margin of 1.50% per annum. The facility is repayable over a term of 12 years, in 24 installments at successive six month intervals, each in the amount of $3.6 million together with a balloon installment of $21.7 million payable with the 24th installment on January 12, 2029. The K-sure insurance premium and other related transaction costs for a total amount of $3.2 million are amortized over the lifetime of the instrument using the effective interest rate method. As of December 31, 2022 and December 31, 2021, the outstanding balance on this facility was $68.7 million and $76.0 million, respectively in aggregate. This facility is secured by the VLCCs the Ardeche and the Aquitaine. The facility agreement also contains a provision that entitles the lenders to require us to prepay to the lenders, on January 12, 2024, with 180 days’ notice, their respective portion of any advances granted to us under the facility. The facility agreement also contains provisions that allow the remaining lenders to assume an outgoing lender’s respective portion(s) of the advances made to us or to allow us to suggest a replacement lender to assume the respective portion of such advances.
On March 22, 2018, the Group signed a senior secured credit facility for an amount of $173.6 million with Kexim, BNP and Credit Agricole Corporate and Investment bank acting also as Agent and Security Trustee. The purpose of the loan was to finance up to 70 per cent of the aggregate contract price of the four Ice Class Suezmax vessels that were delivered over the course of 2018. The new facility was comprised of (i) a $69.4 million commercial tranche, which bears interest at LIBOR plus a margin of 2.0% per annum and (ii) a $104.2 million ECA tranche which bears interest at LIBOR plus a margin of 2.0% per annum. The commercial tranche is repayable by 24 equal consecutive semi-annual installments, each in the amount of $0.6 million per vessel together with a balloon installment of $3.5 million payable with the 24th and last installment on August 24, 2030. The ECA tranche is repayable by 24 consecutive semi-annual installments, each in the amount of $1.1 million per vessel and last installment on August 24, 2030. Transaction costs for a total amount of $1.6 million are amortized over the lifetime of the instrument using the effective interest rate method. As of December 31, 2022 and December 31, 2021, the outstanding balance on this facility was $117.0 million and $130.3 million, respectively. Lenders of the facility have a put option on the 7th anniversary of the facility, for which a notice has to be served 13 months in advance requesting a prepayment of their remaining contribution. After receiving notice, the Group will have to either repay the relevant contribution on the 7th year anniversary or to transfer this contribution to another acceptable lender. The put option can only be exercised if the employment of the vessel at that time is not satisfactory to the lenders.

On September 7, 2018, the Group signed a senior secured credit facility for an amount of $200.0 million. The Group used the proceeds of this facility to refinance all remaining indebtedness under the $581.0 million senior secured loan facility, the $67.5 million secured loan facility (Larvotto), and the $76.0 million secured loan facility (Fiorano). This facility is secured by nine of our wholly-owned vessels. This revolving credit facility is reduced in 12 installments of consecutive six-month interval and a final $55.0 million repayment is due at maturity in 2025. This facility bears interest at LIBOR plus a margin of 2.0% per annum plus applicable mandatory costs. As of December 31, 2022 and December 31, 2021, the outstanding balance on this facility was $90.0 million and $55.0 million, respectively.

On June 27, 2019, the Group entered into a $100.0 million senior secured amortizing revolving credit facility with a syndicate of banks of which ABN Amro Bank also acting as Coordinator, Agent and Security Trustee. The facility, secured by the Oceania and the bunker inventory bought in anticipation of the new IMO legislation starting in January 1, 2020, was due to mature on December 31, 2021 and carried a rate of LIBOR plus a margin of 2.10%. On June 30, 2021, the Group terminated the facility. As of December 31, 2020, the outstanding balance on this facility was $0.0 million and was not used any longer during the first half year of 2021.

On August 28, 2019, the Group entered into a $700.0 million senior secured amortizing revolving credit facility with a syndicate of banks and Nordea Bank Norge SA acting as Agent and Security Trustee for the purpose of refinancing all remaining indebtedness under the $633.5 million senior secured loan facility. This revolving credit facility is reduced in 12 installments of consecutive six-month interval and a final repayment of $407.0 million is due at maturity in 2026. The credit facility will mature on January 31, 2026 carrying a rate of LIBOR plus margin of 1.95%. The facility is secured by 13 of our wholly-owned vessels. As of December 31, 2022 and December 31, 2021, the outstanding balance on this facility was $470.0 million and $370.0 million, respectively.

On September 11, 2020, the Group entered into a $713.0 million sustainability-linked loan with specific targets to emission reduction. This facility is secured by 16 of our wholly-owned vessels, 13 VLCCs and three Suezmaxes. The credit facility will mature on March 31, 2026 and carries a rate of LIBOR plus a margin of 2.35% with margin adjustment of plus or minus
0.05%. The facility consist of (i) a revolver of $469.0 million to refinance the $340.0 million senior secured credit facility and part of the $750.0 million senior secured credit facility and (ii) a term loan of $244.0 million to finance the acquisition of four newbuilding VLCCs which were delivered in the first quarter of 2021. The revolver commitment includes terms with specific targets to reduce our GHG emissions with compliance being rewarded with a reduced interest coupon by five basis points. As of December 31, 2022 and December 31, 2021, the outstanding balance on this facility was $350.8 million and $524.1 million, respectively.

On April 7, 2021, the Group entered into an €80 million ($100 million) unsecured revolving credit facility. This new facility has been concluded with a range of commercial banks and the support of Gigarant, with sustainability and emission reductions as a component of the margin pricing. A range of measurable sustainability features such as year-on-year reduction in carbon emissions starting from 2021 will be supported by compliance with the Poseidon principles. The facility will have a duration of minimum three years, with two one-year extension options. As of December 31, 2022 and December 31, 2021, the outstanding balance on this facility was $0.0 million and $0.0 million, respectively.
On December 2, 2021, the Group entered into a secured $73.45 million sustainability-linked loan at LIBOR to finance two newbuilding Suezmaxes which have been delivered in the first quarter of 2022. The loan has been concluded with DNB and includes terms with clear targets to reduce our GHG emissions on the basis of the Poseidon Principles with compliance being rewarded with a reduced interest coupon of five basis points. The conclusion of this funding brings facilities with an integrated sustainability component to 41% of Euronav’s commercial bank financing. The facility will have a duration of six years. As of December 31, 2022 and December 31, 2021, the outstanding balance on this facility was $71.2 million and $0.0 million, respectively.
On June 21, 2022, the Group entered into a $150 million senior secured amortizing term loan facility to finance the acquisition of the 50% ownership in the FSO joint ventures. The new facility has been concluded with ING and ABN Amro who were also the supporting banks in the existing facility. At the same time the existing facilities for the FSO JV companies which were maturing in July 2022 and September 2022 have also been repaid (see Note 26). The new facility carries a rate of daily compounded SOFR plus a margin of 2.15% with margin adjustment of plus or minus 10 bps. The new facility is linked to the sustainability performance of the Company. The commercial terms include a reduction of the interest rate when the Company achieves its targets in relation to two sustainability KPI's. The facility has a duration of 7.75 years with maturity on March 30, 2030. As of December 31, 2022, the outstanding balance on this facility was $141.7 million.

On December 6, 2022, the Group entered into a $377.0 million senior secured amortizing facility comprising a revolving credit facility of up to $307.0 million and a newbuild term loan facility of up to $70.0 million and an upsize term loan facility of, initially, $0 which may be increased to up to $70 million and has been concluded with a syndicate of banks and Nordea Bank Norge SA acting as Agent and Security Trustee. The facility was concluded to refinance the $750.0 million senior secured amortizing revolving credit facility dated August 19, 2015 and the $409.5 million senior secured amortizing revolving credit facility dated December 16, 2016. Additionally the facility was used to finance the purchase of two second hand eco scrubber fitted VLCC’s in purchases in the second quarter of 2023 and to finance one newbuilding VLCC with the option of a second one. The new facility will mature on January 10, 2028 and is based on Term SOFR plus a margin of 1.90% with a margin adjustment possibility of 0.10% based on 3 sustainability KPI’s. As of December 31, 2022, the outstanding balance on this facility was $40.0 million. The credit facility is currently secured by 8 of our wholly-owned vessels.

Undrawn borrowing facilities
At December 31, 2022, Euronav and its fully-owned subsidiaries have undrawn credit line facilities amounting to $671.3 million (2021: $595.3 million), of which $152.2 million will mature within 12 months.
Terms and debt repayment schedule
The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				December 31, 2022			December 31, 2021
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Secured vessels Revolving loan 750M*	USD	LIBOR + 1.95%	2022	—	—	—	8,474	—	(231)
Secured vessels Revolving loan 409.5M*	USD	LIBOR + 2.25%	2023	—	—	—	125,880	65,000	64,544
Secured vessels loan 27.1M	USD	LIBOR + 1.95%	2029	24,650	24,650	24,650	25,102	25,102	25,102
Secured vessels loan 81.4M	USD	LIBOR + 1.50%	2029	44,098	44,098	42,960	50,883	50,883	49,454
Secured vessels loan 69.4M	USD	LIBOR + 2.0%	2030	49,751	49,751	49,751	54,379	54,379	54,379
Secured vessels loan 104.2M	USD	LIBOR + 2.0%	2030	67,251	67,251	66,562	75,928	75,928	75,071
Secured vessels Revolving loan 200.0M*	USD	LIBOR + 2.0%	2025	97,376	90,000	89,554	123,032	55,000	54,245
Secured vessels Revolving loan 700.0M*	USD	LIBOR + 1.95%	2026	553,480	470,000	466,211	602,320	370,000	364,987
Secured vessels Revolving loan 713.0M*	USD	LIBOR + 2.30%	2026	582,876	350,756	346,866	649,695	524,135	518,568
Secured vessels loan 73.45M	USD	LIBOR + 1.80%	2028	71,155	71,155	70,730	—	—	(508)
Unsecured Revolving loan 80M	EUR	LIBOR + 1.50%	2026	100,000	—	(265)	100,000	—	(463)
Secured FSO loan 150M	USD	SOFR + 2.15%	2030	141,747	141,747	140,227	—	—	—
Secured vessels Revolving loan 377.0M*	USD	SOFR + 1.90%	2028	288,276	40,000	35,938	—	—	—
Total interest-bearing bank loans				2,020,659	1,349,408	1,333,183	1,815,693	1,220,428	1,205,148
* The total amount available under the revolving loan Facilities depends on the total value of the fleet of tankers securing the facility.
The facility size of the vessel loans can be reduced if the value of the collateralized vessels falls under a certain percentage of the outstanding amount under that loan. For further information, we refer to Note 20.
Other notes

(in thousands of USD)				December 31, 2022			December 31, 2021
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	7.50%	2022	—	—	—	67,200	67,200	67,025
Unsecured notes	USD	6.25%	2026	200,000	200,000	197,556	200,000	200,000	196,895
Total other notes				200,000	200,000	197,556	267,200	267,200	263,920

On September 2, 2021, the Group announced a successful placement of a new $200 million senior unsecured bonds. The bonds mature in September 2026 and carry a coupon of 6.25%. An application has been made for the bonds to be listed on Oslo Stock Exchange. The related transaction costs of $3.3 million are amortized over the lifetime of the instrument using the effective interest rate method. The net proceeds from the bond issue will be used for general corporate purposes and/or refinancing of the old $200 million bond (ISIN: NO0010793888). As part of this transaction Euronav bought back $132 million of the $200 million senior bonds issued in 2017 in the course of 2021. DNB Markets, Nordea, SEB and Arctic Securities AS acted as joint bookrunners in connection with the placement of the bond issue. In line with the successful placement of the new $200 million senior unsecured bond, the old bond has been fully repaid during the second quarter of 2022.
On March 18, 2022, the Financial Supervisory Authority of Norway approved the listing on the Oslo Stock Exchange of Euronav Luxembourg S.A.’s $200 million senior unsecured bonds due September 2026.

Other borrowings
On June 6, 2017, the Group signed an agreement with BNP Paribas Fortis SA/NV to act as dealer for a Treasury Notes Program with a maximum outstanding amount of €50 million. On October 1, 2018, KBC has been appointed as an additional dealer in the agreement and the maximum amount has been increased from €50 million to €150 million. As of December 31, 2022, the outstanding amount was $50.7 million or €47.5 million (December 31, 2021: $104.0 million or €91.8 million). The Treasury Notes are issued on an as needed basis with different durations not exceeding 1 year, and initial pricing is set to 60 bps over Euribor. The Company enters into FX forward contracts to manage the currency risks related to these instruments issued in Euro compared to the USD Group functional currency. The FX contracts have the same nominal amount and duration as the issued Treasury Notes and they are measured at fair value with changes in fair value recognized in the consolidated statement of profit or loss. On December 31, 2022, the fair value of these forward contracts amounted to $0.3 million (December 31, 2021: $(2.9) million).

On December 30, 2019, the Company entered into a sale and leaseback agreement for three VLCCs. The three VLCCs are the Nautica (2008 – 307,284), Nectar (2008 – 307,284) and Noble (2008 – 307,284). The vessels were sold and were leased back under a 54-months bareboat contract at an average rate of $20,681 per day per vessel. In accordance with IFRS, this transaction was not accounted for as a sale but Euronav as seller-lessee will continue to recognize the transferred assets, and recognized a financial liability equal to the net transfer proceeds of $124.4 million. As of December 31, 2022, the outstanding amount was $86.2 million. At the end of the bareboat contract, the vessels will be redelivered to their new owners. Euronav may, at any time on and after the 1st anniversary, notify the owners by serving an irrevocable written notice at least three months prior to the proposed purchase option date of the charterers' intention to terminate this charter on the purchase option date and purchase the vessel from the owners for the applicable purchase option price.

As explained in Note 1.5.B., the Group changed its estimation and concluded that during its annual re-assessment that it is reasonably certain to exercise the re-purchase options. Hence, the financial liability was remeasured.
The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2022	December 31, 2021

Less than one year	22,667	22,667
Between one and five years	11,212	33,878
Total future lease payables	33,878	56,545

Transaction and other financial costs
The heading 'Other changes' in the first table of this footnote reflects the recognition of directly attributable transaction costs as a deduction from the fair value of the corresponding liability, and the subsequent amortization of such costs. In 2022, the Group recognized $5.8 million of amortization of financing costs. The Group recognized $1.7 million of directly attributable transaction costs as a deduction from the fair value of the $150.0 million secured amortizing term loan facility entered into June 21, 2022 and $4.1 million of directly attributable transaction costs as a deduction from the fair value of the $377.0 million secured amortizing facility comprising a revolving credit facility of up to $307.0 million and a newbuild term loan facility of up to $70.0 million and an upsize term loan facility of, initially, $0 which may be increased to up to $70 million entered into December 6, 2022.
Interest expense on financial liabilities measured at amortized cost increased during the year ended December 31, 2022, compared to 2021 (2022: $(-85.4) million, 2021: $(-58.0) million). Other financial charges decreased in 2022 compared to 2021 (2022: $(-4.8) million, 2021: $(-14.3) million) which was mainly due to the correction above pari in relation with the bond renewal completed in 2021 as well as a decrease in commitment fees incurred during 2022 compared to 2021.

Interest on lease liabilities (2022: $(-1.2) million, 2021: $(-2.4) million) were recognized due to the adoption of IFRS 16 on January 1, 2019 (see Note 1.20).
Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2021	856,860	198,279	151,353	66,921	1,941,697	(6,521)	(164,104)	540,714	3,585,199

Changes from financing cash flows
Proceeds from loans and borrowings (Note 17)	937,825	200,000	—	—	—	—	—	—	1,137,825
Proceeds from issue of other borrowings (Note 17)	—	—	371,755	—	—	—	—	—	371,755
Repayment of sale and leaseback agreement (Note 17)	—	—	(22,667)	—	—	—	—	—	(22,667)
Transaction costs related to loans and borrowings (Note 17)	(1,122)	(3,300)	—	—	—	—	—	—	(4,422)
Repayment of borrowings (Note 17)	(594,232)	(131,800)	—	—	—	—	—	—	(726,032)
Repayment of commercial paper (Note 17)	—	—	(303,426)	—	—	—	—	—	(303,426)
Repayment of lease liabilities (Note 17)	—	—	—	(54,928)	—	—	—	—	(54,928)
Dividend paid	—	—	—	—	—	—	—	(24,212)	(24,212)
Total changes from financing cash flows	342,471	64,900	45,662	(54,928)	—	—	—	(24,212)	373,893

Other changes
Liability-related
Amortization of transaction costs (Note 17)	5,817	887	—	—	—	—	—	—	6,704
Amortization of above par issuance (Note 17)	—	(174)	—	—	—	—	—	—	(174)
Amortization of below par issuance (Note 17)	—	28	—	—	—	—	—	—	28
New leases (Note 17)	—	—	—	24,729	—	—	—	—	24,729
Interest expense (Note 6)	—	—	10,024	2,378	—	—	—	—	12,402
Translation differences (Note 17)	—	—	(2,978)	(49)	—	—	—	—	(3,027)
Total liability-related other changes	5,817	741	7,046	27,058	—	—	—	—	40,662

Total equity-related other changes (Note 15)	—	—	—	—	—	9,370	—	(336,362)	(326,992)

Balance at December 31, 2021	1,205,148	263,920	204,061	39,051	1,941,697	2,849	(164,104)	180,140	3,672,762

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2022	1,205,148	263,920	204,061	39,051	1,941,697	2,849	(164,104)	180,140	3,672,762

Changes from financing cash flows
Proceeds from loans and borrowings (Note 17)	1,038,450	—	—	—	—	—	—	—	1,038,450
Proceeds from issue of other borrowings (Note 17)	—	—	231,845	—	—	—	—	—	231,845
Proceeds from transfer of treasury shares (Note 15)	—	—	—	—	—	—	1,080	—	1,080
Repayment of sale and leaseback liability (Note 17)	—	—	(22,667)	—	—	—	—	—	(22,667)
Transaction costs related to loans and borrowings (Note 17)	(5,871)	—	—	—	—	—	—	—	(5,871)
Repayment of borrowings (Note 17)	(909,470)	(67,200)	—	—	—	—	—	—	(976,670)
Repayment of commercial paper (Note 17)	—	—	(279,314)	—	—	—	—	—	(279,314)
Repayment of lease liabilities (Note 17)	—	—	—	(25,527)	—	—	—	—	(25,527)
Dividend paid	—	—	—	—	(24,221)	—	—		(24,221)
Total changes from financing cash flows	123,109	(67,200)	(70,136)	(25,527)	(24,221)	—	1,080	—	(62,895)

Other changes
Liability-related
Amortization of transaction costs (Note 17)	4,926	865	—	—	—	—	—	—	5,791
Amortization of above par issuance (Note 17)	—	(57)	—	—	—	—	—	—	(57)
Amortization of below par issuance (Note 17)	—	28	—	—	—	—	—	—	28
New leases (Note 17)	—	—	—	14,060	—	—	—	—	14,060
Interest expense (Note 6)	—	—	8,809	1,237	—	—	—	—	10,046
Translation differences (Note 17)	—	—	(5,873)	(142)	—	—	—	—	(6,015)
Total liability-related other changes	4,926	836	2,936	15,155	—	—	—	—	23,853

Total equity-related other changes (Note 15)	—	—	—	—	—	30,180	—	205,836	236,016

Balance at December 31, 2022	1,333,183	197,556	136,861	28,679	1,917,476	33,029	(163,024)	385,976	3,869,736